Risk Report - Credit Risk Management - IFRS 9 2.3 Focus Areas - Stress-tested Non-recourse CRE Portfolio Stagewise (Detail)		12 Months Ended
		Dec. 31, 2023 EUR (€)		Dec. 31, 2022 EUR (€)
IFRS 9 Focus Areas Stress Tested Non Recourse CRE Portfolio [Domain Member]
Weighted average LTV in percent
Provision for credit losses		€ 388,000,000		€ 103,000,000
Thereof North America	[1],[2]	298,000,000		87,000,000
Gross Carrying Amount
IFRS 9 Focus Areas Stress Tested Non Recourse CRE Portfolio [Line Items]
Total	[1]	31,210,000,000		32,386,000,000
Stage 1	[1]	21,568,000,000		26,199,000,000
Stage 2	[1]	6,889,000,000		5,046,000,000
Stage 3	[1]	€ 2,753,000,000		€ 1,141,000,000
Thereof
North America		56		57
Western Europe (including Germany)	[1]	36		36
Asia Pacific	[1]	7	[3]	7
Stress tested Non Recourse CRE Portfolio by Segment in percent [Abstract]
thereof offices	[1]	42		41
North America	[1]	23		22
Western Europe (including Germany)	[1]	17		15
Asia Pacific	[1]	2	[4]	3
thereof residential	[1]	14		12
thereof hospitality	[1]	10		11
thereof retail	[1]	9		9
Weighted average LTV in percent
Investment Bank		66		62
Corporate Bank	[1]	53		53
Other businesses	[1]	68		56

[1]	Loans at amortized cost
[2]	Provision for Credit Losses do not include country risk provisions
[3]	Germany accounts for ca 7 % of the total stress-tested CRE portfolio
[4]	Office loans in Germany account for 4 % of total office loans in the stress-tested CRE portfolio